Income Taxes - Significant Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Employee compensation accruals		$ 292
Accrued liabilities	$ 519	353
Research tax credits	161	17
Other	60	34
Net operating losses	10,624	5,289
Total deferred tax assets	11,364	5,985
Deferred tax liabilities:
Other		13
Total deferred tax liabilities	0	13
Valuation allowance	11,364	5,972	$ 7,094
Net deferred tax assets	$ 0	$ 0